OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [Abstract]
OPERATING SEGMENTS
NOTE 8: - OPERATING SEGMENTS

a.	General:

The Company operates in three segments, Agriculture, Industry and Human. The Agriculture segment consists of the parent company, Evogene, Evogene’s subsidiary AgPlenus Ltd. and the continued operation of Lavie Bio Ltd. The Human segment consists of Evogene’s subsidiaries, Biomica Ltd. and Canonic Ltd. The Industry segment consists of Evogene’s subsidiary Casterra Ag Ltd. The discontinued operations of Evogene’s subsidiary Lavie Bio Ltd. is presented under the line “Loss from discontinued operations, net“ in the consolidated interim statement of profit or loss.

The segments were determined on the basis of information considered by the Chief Operating Decision-Maker (“CODM”) for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Agriculture segment	-	Develops seed traits, ag-chemical products, and ag-biological products to improve plant performance.

Industry segment	-	Develops improved castor bean seeds and grains to serve as a feedstock source for other industrial uses.

Human segment	-	Discovery and development of human microbiome-based therapeutics and cannabis activity.

Unallocated	-	Other corporate expenses and general development of enabling technologies for optimization.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions.

b.	The following table presents the Company’s revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2025

Revenues	$901	$2,166	$-	$160	$3,227

Operating loss	$(2,378)	$(280)	$(1,972)	$(1,468)	$(6,098)

Net financing income					$732

Share of loss from equity accounted investment					$(66)

Loss before taxes on income					$(5,432)

c.	The following table presents the Company’s revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2024 (*)

Revenues	$1,838	$196	$77	$183	$2,294

Operating loss	$(2,513)	$(1,225)	$(4,000)	$(1,666)	$(9,404)

Net financing income					$373

Share of loss from equity accounted investment					$(20)

Loss before taxes on income					$(9,051)

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

d.	Major customers:

Detailed below are revenues from major customers each of which accounts for 10% or more, of total revenues. The revenues from major customers detailed below were recorded in the Agriculture segment:

	Six months ended June 30,
	2025	2024 (*)
	Unaudited

Customer A (shareholder of a subsidiary)	11%	17%
Customer B	63%	-
Customer C	14%	58%

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

e.	Major contracts with customers:

During the six months ended June 30, 2025, the Company did not enter into any collaboration agreements which amount to 10% or more of its total revenues for the period ended June 30, 2025. During the second half of 2023 and during the six months ended June 30, 2024, the Company entered into several collaboration agreements which amount to 10% or more of its total revenues for the six months ended June 30, 2024 and June 30, 2025:

(i)
On February 16, 2024, AgPlenus Ltd. entered into a Licensing and Collaboration Agreement (“the Agreement”) with Bayer AG (“Bayer”) for the development of a new sustainable weed control solution. This agreement grants Bayer an exclusive license for the development and commercialization of products developed within the collaboration. According to the Agreement AgPlenus will be entitled to receive a license payment, ongoing research funding, milestone payments, and royalties based on future product sales, subject to certain conditions as stipulated in the Agreement. Revenues received under the framework of this agreement, during the six month periods ended June 30, 2025 and June 30, 2024, were approximately $440 and $1,330, respectively.

(ii)
In June 2023, Casterra Ag Ltd. signed a framework agreement with a leading oil and gas energy company for the sale of castor varieties at a commercial scale for biofuel production. In June 2024, Casterra Ag Ltd. received an additional purchase order to supply castor seeds to a new African country in 2024. Under the framework of these agreements, during the six month periods ended June 30, 2025 and June 30, 2024, Casterra Ag Ltd. supplied castor seeds in an amount of approximately $2,161 and $195, respectively.

(iii)
In April 2025, Corteva Agriscience LLC, an affiliate of Corteva (that owns 27.84% in Lavie Bio Ltd.) and Lavie Bio Ltd. executed Amendment to the Amended and Restated Preferred Rights and Additional Financing Agreement and Grant of Exclusive Rights to Negotiate (the “Exclusive Rights Letter”), which:

i.	Extends Corteva’s exclusive right utilizing the identified and developed microbial until the earlier of April 1, 2026 or Corteva’s written opt‑out.

ii.	Extends Corteva’s exclusive negotiation period for one of the identified and developed microbial until the earlier of April 1, 2026 or Corteva’s written opt‑out.

iii.	Grants Corteva exclusive rights to negotiate an exclusive commercial license for additional microbials until the earlier of April 1, 2026 or Corteva’s written opt‑out.

iv.
Provides that if no commercial license is executed by the end of the applicable negotiation period, Corteva’s rights lapse and Lavie Bio Ltd. has no further obligations regarding the relevant microbial.

During the six month period ended June 30, 2025, Lavie Bio Ltd. recognized $350 in revenue related to the Amendment and Exclusive Rights Letter.

f.	Geographical information:

i.	Revenues based on the location of the customers, are as follows:

	Six months ended June 30,
	2025	2024(*)
	Unaudited

United States	11%	19%
Europe	18%	61%
Israel	8%	14%
Africa	63%	6%

	100%	100%

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

ii.
The carrying amounts of non-current assets (property, plant and equipment property and intangible assets) in Evogene’s country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	June 30, 2025	December 31, 2024
	Unaudited	Audited

United States	-	74%
Israel	100%	26%

	100%	100%